Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	50,728,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 50,728,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,005.54
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $50,728,000.